Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of Share Capital	Composition of share capital:
	December 31, 2024		December 31, 2023
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares
Ordinary shares	75,000,000	515,631	75,000,000	33,652

Schedule of Issued and Outstanding Share Capital

Issued and outstanding share capital:

Number of ordinary shares
Balance at January 1, 2024	33,652

Issuance of share capital – in respect of exercise of October 2023 pre-funded warrants (Note 18h	175,110

Share issued to consultants (Note 18(e), and Note 19 (a) (3)	30,770

Issuance of share capital – in respect of January 2024 SEPA (Note 18(i))	276,099

Balance at December 31, 2024	515,631

Schedule of Warrants’ Fair Value was Calculated Using the Black-Scholes Option Pricing Model

The June 2022 Warrants’ fair value was calculated using the Black–Scholes option pricing model, which takes into account the parameters as disclosed below for each period valuated, in which a valuation was performed at (i) the issuance date, and (ii) each reporting date with the following assumptions:

	December 31, 2024		December 31, 2023
Dividend yield (%)	0		0
Expected volatility (%)	72		72
Risk-free interest rate (%)	4.38		3.872
Underlying share price ($)	7.56		102.48
Exercise price ($)	1,435.98		1,435.98
Warrants fair value ($)	-	(*)	192

(*)	Less than $1 thousand